Disposition of Wholly-Owned Subsidiary (Details) - Schedule of Accounted for Transaction	Dec. 07, 2022 USD ($)
Schedule of Accounted for Transaction [Abstract]
Common stock consideration	$ 3,600,000
Reduced by cash paid to Painscript to cover liabilities	(100,000)
Net consideration	3,500,000
Net assets of Painscript on December 7, 2022	3,627,927
Loss on disposition of Painscript	$ (127,927)